Other Income - Summary of Other Income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of other income [abstract]
Bank deposits	$ 10,310.7		$ 6,412.8	$ 4,892.6
Financial assets at FVTPL	382.7
Financial assets at FVTOCI	3,078.6
Financial assets at amortized cost	922.4
Available-for-sale financial assets			2,091.4	816.2
Held-to-maturity financial assets			568.6	383.3
Structured product			391.9	225.4
Interest income	14,694.4	$ 480.0	9,464.7	6,317.5
Dividend income	158.4	5.2	145.6	137.4
Other income	$ 14,852.8	$ 485.2	$ 9,610.3	$ 6,454.9